Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 07, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split, description						8-for-1 Reverse Split
Net loss	$ (6,395,533)	$ (2,433,614)		$ (8,842,852)	$ (3,406,512)	$ (7,917,853)	$ (4,044,971)
Net cash used for operating activities						(7,662,019)
Net cash provided by investing activities						1,452,476
Cash and cash equivalents	7,183,528	$ 1,127,654		7,183,528	$ 1,127,654	1,477,143	354,254	$ 421,197
Accumulated deficit	$ (51,339,315)			(51,339,315)		$ (24,550,308)	$ (13,972,552)
Financing to be raised through the sale and issuance shares				$ 88,093
State of incorporation				Delaware
Date of incorporation				Oct. 20, 1988
Trading symbol				MBVX
Securities Financing Transactions [Member]
Summary Of Significant Accounting Policies [Line Items]
Issuance costs			$ 300,000